Sep. 28, 2015
Eaton Vance Global Natural Resources Fund
EATON VANCE GLOBAL NATURAL RESOURCES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to Prospectus dated July 1, 2015 and
Summary Prospectus dated July 1, 2015

At a meeting held on September 28, 2015, the Board of Trustees of Eaton Vance Growth Trust, on behalf of its series Eaton Vance Global Natural Resources Fund (the “Fund”), approved the liquidation of the Fund.  Effective October 22, 2015, the Fund will discontinue all sales of its shares.  The liquidation of the Fund is expected to take place on or about October 29, 2015 (the “Liquidation Date”).

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED DIRECTLY WITH THE FUND.

Fund Shares owned in 401k, Pension and Profit Sharing Plan accounts.  If you are invested in the Fund through a 401k, Pension and Profit Sharing Plan, and the Fund does not receive directions from you or the plan's trustee, the Fund will send a liquidating distribution to the trustee in the trustee's name.

Fund Shares owned in Traditional IRA, Roth IRA, SIMPLE, SEP and 403 Plan accounts.  Unless a shareholder provides instructions otherwise, Fund shares held on the Liquidation Date will be exchanged for shares of Eaton Vance Short Duration Government Income Fund to avoid tax penalties that may be imposed if Fund shares were redeemed in cash.  Eaton Vance Short Duration Government Income Fund has a different objective and different principal strategies and principal risks than the Fund.  Please review Eaton Vance Short Duration Government Income Fund's prospectus carefully before investing in the Fund.  You can find Eaton Vance Short Duration Government Income Fund's prospectus online at www.eatonvance.com.  You can also get the prospectus at no cost by calling 1-800-262-1122.

If you do not wish to be invested in Eaton Vance Short Duration Government Income Fund, you must contact the Fund at 1-800-262-1122 before October 22, 2015.  Otherwise, you will be invested in the corresponding class of Eaton Vance Short Duration Government Income Fund (for example, Class A shares of the Fund will be exchanged into Class A shares of Eaton Vance Short Duration Government Income Fund) in order to avoid tax penalties that may be imposed on you by the Internal Revenue Code.  If we do not hear from you with directions before October 22, 2015, you will have been deemed to have directed the investment into Eaton Vance Short Duration Government Income Fund and consented to the fees.

IMPORTANT INFORMATION FOR FUND SHARES HELD THROUGH A QUALIFIED ACCOUNT MAINTAINED BY A FINANICAL INTERMEDIARY.

If you own Fund shares in an account maintained by a financial intermediary, please contact that financial intermediary if you have questions about the liquidation of the Fund.  If you are invested in a qualified account (for example, an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

September 28, 2015	19901 9.28.15